Taxes Payable - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2017
Taxes Payable
One-time transition tax	$ 8.8	$ 7.0	$ 35.6